Cash at Banks (Tables)	12 Months Ended
Dec. 31, 2019
Cash at Banks [Abstract]
Schedule of cash and cash equivalents
	2019	2018
	USD	USD

Cash and bank balances	167,767,393	159,478,364
Deposits with original maturities of three months or less	24,692,474	25,254,000
	192,459,867	184,732,364

Schedule of term deposits
	2019	2018
	USD	USD

Total deposits	144,445,694	100,581,231
Less: Deposits with original maturities of three months or less - note 3 (a)	(24,692,474)	(25,254,000)
	119,753,220	75,327,231